Segment information (Details Text) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Segment Information Details Text [Abstract]
Sale of subsidiary, capital gain	R$ 276,816
Leniency agreement	R$ 375,476	R$ 2,860,402